Expenses by Nature - Summary of Expenses by Nature Selling and Marketing Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	₺ (1,626,714)	₺ (2,005,420)	₺ (1,910,947)
Selling expenses [member]
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	(555,158)	(898,936)	(757,869)
Marketing expenses [member]
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	(551,127)	(532,989)	(518,382)
Employee benefit expense [member]
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	(440,976)	(394,421)	(354,380)
Frequency usage fees related to prepaid subscribers [member]
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses		(82,994)	(186,530)
Other [member]
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	₺ (79,453)	₺ (96,080)	₺ (93,786)